RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of related party balances

Details of related party balances as of December 31, 2021 and 2022 are as follows:

Prepayments and other receivables

	As of December 31,
	2021	2022
	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou	8,079	8,231	1,193

Schedule of related party transactions

22. RELATED PARTY BALANCES AND TRANSACTIONS (CONTINUED)

Details of related party transactions for the years ended December 31, 2020, 2021 and 2022 are as follows:

Receipt of CRO and CMC services - recognized in research and development expenses

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ (Note 2.5)
CMAB Biopharma (Suzhou) Inc.	681	—	—	—
Jiangsu Taslydiyi Pharmaceutical Co., Ltd.	2,395	2,697	—	—
I-Mab Hangzhou	—	2,465	84,673	12,276

Revenue sharing - recognized as deduction of revenue

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou (Note 17)	—	—	18,583	2,694

Collection of loan to an affiliate

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou (4)	52,000	—	—	—
(4)

In July 2019 and July 2020, I-Mab Shanghai provided an interest free loan to I-Mab Hangzhou of RMB2,000 and RMB50,000 respectively to finance I-Mab Hangzhou’s operation. These loans were repaid in November 2020.

Expenses paid on behalf of an affiliate

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou	21,212	17,649	—	—

Provision of FTE and other services - recognized in other income

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou	—	11,691	—	—

Amounts received on behalf of an affiliate

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou	—	281	—	—

22. RELATED PARTY BALANCES AND TRANSACTIONS (CONTINUED)

Amounts received related to the sublicense agreement

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou (Note 17)	—	19,102	—	—

Amounts paid by an affiliate on behalf of the Group

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou	—	25,448	837	121